Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net income per Ordinary Share:
Basic (in USD per share)	$ 2.31	$ 1.78	$ 4.22	$ 4.04
Diluted (in USD per share)	$ 2.30	$ 1.76	$ 4.20	$ 4.02